Segments and Geographical Information (Tables)	6 Months Ended
Jun. 30, 2020
Segment Reporting [Abstract]
Schedule of Information about the operating segments
	RFID	Supply Chain Solutions	Intelligent Robotics	Consolidated

Six months ended June 30, 2020:

Revenues	$5,669	$8,976	$301	$14,946

Inventory Impairment	$-	$-	$(671)	$(671)

Gross profit	$1,474	$1,869	$(786)	$2,557

Impairment of Goodwill and intangible assets	$-	$-	$(988)	$(988)

Operating Income (loss)	$354	$613	$(2,215)	$(1,248)

Balance of Goodwill and other intangible assets related to segment	$4,726	$-	$-	$4,726

	RFID	Supply Chain Solutions	Intelligent Robotics	Consolidated
Six months ended June 30, 2019:

Revenues	$6,697	$9,616	$236	$16,549

Gross profit	$1,338	$1,978	$66	$3,382

Operating Income (Loss)	$(284)	$568	$41	$325

Balance of Goodwill and other intangible assets related to segment	$4,746	$-	$1,416	$6,162

Schedule of total revenues and long-lived assets
	June 30,
	2020	2019
	Unaudited

Israel	$11,086	$11,081
Far East	1,679	3,074
India	1,392	1,494
Europe	323	479
United States	466	421

	$14,946	$16,549